Financial and capital management - Financial instruments measured at amortized cost (Details) - Financial liabilities at amortised cost, category - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
CRTC tangible benefits obligation
Disclosure of financial liabilities [line items]
CARRYING VALUE	$ 111	$ 166
FAIR VALUE	110	169
CRTC deferral account obligation
Disclosure of financial liabilities [line items]
CARRYING VALUE	124	136
FAIR VALUE	128	145
Debt securities, finance leases and other debt
Disclosure of financial liabilities [line items]
CARRYING VALUE	19,321	17,879
FAIR VALUE	$ 21,298	$ 20,093